Derivative financial instruments - Interest rate benchmark reform (Details) - Derivatives $ in Millions	Sep. 30, 2020 AUD ($)
USD
Summary of Libor exposures in hedging relationships
Notional hedged exposure	$ 40
GBP
Summary of Libor exposures in hedging relationships
Notional hedged exposure	2
CHF
Summary of Libor exposures in hedging relationships
Notional hedged exposure	2
JPY
Summary of Libor exposures in hedging relationships
Notional hedged exposure	1
Parent Entity | USD
Summary of Libor exposures in hedging relationships
Notional hedged exposure	40
Parent Entity | GBP
Summary of Libor exposures in hedging relationships
Notional hedged exposure	2
Parent Entity | CHF
Summary of Libor exposures in hedging relationships
Notional hedged exposure	2
Parent Entity | JPY
Summary of Libor exposures in hedging relationships
Notional hedged exposure	$ 1